UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Series Emerging Markets Debt Fund

Fidelity® Series Emerging Markets Debt Local Currency Fund

Annual Report

December 31, 2021

Contents

Note to Shareholders
Fidelity® Series Emerging Markets Debt Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series Emerging Markets Debt Local Currency Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Series Emerging Markets Debt Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity® Series Emerging Markets Debt Fund	(0.60)%	3.94%	5.17%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Series Emerging Markets Debt Fund on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the J.P. Morgan Emerging Markets Bond Index Global performed over the same period.

Period Ending Values
$16,559	Fidelity® Series Emerging Markets Debt Fund
$16,218	J.P. Morgan Emerging Markets Bond Index Global

Fidelity® Series Emerging Markets Debt Fund

Management's Discussion of Fund Performance

Market Recap:  Emerging-markets (EM) debt returned -1.51% in 2021, as measured by the J.P. Morgan Emerging Markets Bond Index Global. The index returned -4.74% in the first quarter of the year, as U.S. Treasury yields jumped more than 80 basis points, continuing a recovery from record-low levels during the 2020 recession. This put downward pressure on EM sovereign debt early in 2021. The asset class then reversed course, rising steadily in the second quarter (+3.93%) amid a positive backdrop that included declining interest rates and tightening in high-yield spreads. However, volatility returned in the third quarter (-0.53%) amid growing concerns about global economic growth, inflation, supply-chain constraint and disruption, and fast-spreading variants of the coronavirus. In addition, investors were concerned about regulatory tightening and slowing economic growth in China. Lastly, the U.S. Federal Reserve signaled it could soon begin to taper the enormous bond purchases it has made since the onset of the pandemic. These worries bled into the final quarter of the year (+0.02%). For the full 12 months, several small index components fared best, including Zambia (+48%), Ecuador (+23%), Suriname (+15%), Angola (+13%) and Costa Rica (+13%), rising largely due to idiosyncratic factors. Among the largest countries in the index, Mexico, Saudi Arabia, Indonesia and United Arab Emirates each posted a slight gain, while China rose 1% and Turkey returned -5%.

Comments from Co-Portfolio Managers Timothy Gill and Nader Nazmi:  For the year, the fund returned -0.60%, outpacing the benchmark J.P. Morgan Emerging Markets Bond Index Global. Security selection boosted the fund’s relative performance, particularly among energy issuers, which outperformed amid improved pricing and strong customer demand. For instance, exposure to energy bonds in Ghana and Mexico added notable value. In Ghana, the biggest individual contributors were oil companies Tullow and Kosmos. Meanwhile, our positioning in bonds issued by Pemex – Mexico's state-owned oil company – helped versus the benchmark. Also, picks in Argentina overcame the negative of our overweighting in this underperforming country. Conversely, an underweighting and, to a lesser degree, security selection in China detracted the most versus the benchmark. The benchmark held sovereign/quasi bonds that performed relatively well, whereas the fund invested mainly in underperforming China-based technology names. Positioning in Saudi Arabia and Russia also detracted, as did an overweight in the United Arab Emirates.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Series Emerging Markets Debt Fund

Investment Summary (Unaudited)

Top Five Countries as of December 31, 2021

(excluding cash equivalents)	% of fund's net assets
Mexico	10.9
Turkey	5.1
Indonesia	4.5
Qatar	4.4
Cayman Islands	3.9

Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Holdings as of December 31, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
Petroleos Mexicanos	7.9
Turkish Republic	5.0
Indonesian Republic	4.1
Arab Republic of Egypt	3.5
State of Qatar	3.1
23.6

Asset Allocation (% of fund's net assets)

As of December 31, 2021
Corporate Bonds	37.0%
Government Obligations	54.6%
Preferred Securities	2.5%
Short-Term Investments and Net Other Assets (Liabilities)	5.9%

Fidelity® Series Emerging Markets Debt Fund

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.0%
		Principal Amount(a)	Value
Argentina - 0.7%
YPF SA:
8.5% 3/23/25 (b)		$3,103,625	$2,635,754
8.75% 4/4/24 (b)		8,268,000	7,130,117

TOTAL ARGENTINA			9,765,871

Azerbaijan - 1.0%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		8,201,000	9,417,311
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		1,655,000	1,710,132
6.95% 3/18/30 (Reg. S)		3,015,000	3,630,814

TOTAL AZERBAIJAN			14,758,257

Bahrain - 0.9%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		5,624,000	6,072,163
7.625% 11/7/24 (b)		5,235,000	5,639,077
8.375% 11/7/28 (b)		1,065,000	1,209,773

TOTAL BAHRAIN			12,921,013

Bailiwick of Jersey - 0.2%
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (b)		3,445,000	3,362,105
Bermuda - 1.0%
GeoPark Ltd.:
5.5% 1/17/27 (b)		1,975,000	1,900,691
6.5% 9/21/24 (b)		2,205,000	2,257,093
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		2,970,000	3,189,038
Qtel International Finance Ltd. 2.625% 4/8/31 (b)		2,755,000	2,761,027
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		3,800,000	3,793,540

TOTAL BERMUDA			13,901,389

Brazil - 0.5%
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		3,735,000	3,715,158
Natura Cosmeticos SA 4.125% 5/3/28 (b)		4,090,000	3,992,351

TOTAL BRAZIL			7,707,509

British Virgin Islands - 1.9%
1MDB Global Investments Ltd. 4.4% 3/9/23		24,100,000	24,179,831
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		3,775,000	3,756,125

TOTAL BRITISH VIRGIN ISLANDS			27,935,956

Canada - 0.9%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		9,073,000	9,177,907
Gcm Mining Corp. 6.875% 8/9/26 (b)		3,895,000	3,904,738

TOTAL CANADA			13,082,645

Cayman Islands - 2.5%
Baidu, Inc.:
1.72% 4/9/26		2,540,000	2,501,443
2.375% 10/9/30		1,395,000	1,357,377
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)		1,075,000	1,133,789
3.875% 7/18/29 (Reg. S)		3,090,000	3,289,884
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		2,095,000	2,150,387
IHS Holding Ltd. 5.625% 11/29/26 (b)		3,475,000	3,501,063
Lamar Funding Ltd. 3.958% 5/7/25 (b)		1,015,000	1,010,115
Meituan:
2.125% 10/28/25 (b)		4,740,000	4,573,626
3.05% 10/28/30 (b)		1,995,000	1,846,996
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		4,420,000	4,317,235
QNB Finance Ltd. 2.625% 5/12/25 (Reg. S)		3,305,000	3,390,723
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)		1,325,000	1,302,723
Sable International Finance Ltd. 5.75% 9/7/27 (b)		2,287,000	2,341,316
Sparc Em Spc 0% 12/5/22 (b)		57,671	56,907
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		2,622,375	2,621,556

TOTAL CAYMAN ISLANDS			35,395,140

Chile - 0.7%
Corporacion Nacional del Cobre de Chile (Codelco):
3.15% 1/14/30 (b)		1,645,000	1,674,610
3.15% 1/15/51 (b)		1,140,000	1,060,200
3.7% 1/30/50 (b)		2,130,000	2,174,996
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)		1,510,000	1,502,450
5.125% 1/15/28 (b)		3,134,000	3,191,391

TOTAL CHILE			9,603,647

Colombia - 0.2%
Oleoducto Central SA 4% 7/14/27 (b)		3,565,000	3,544,501
Georgia - 0.3%
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		4,515,000	4,763,325
Silknet JSC 11% 4/2/24 (Reg. S)		250,000	266,250

TOTAL GEORGIA			5,029,575

Hong Kong - 0.3%
Lenovo Group Ltd. 3.421% 11/2/30 (b)		3,615,000	3,654,087
India - 0.2%
JSW Steel Ltd. 3.95% 4/5/27 (b)		2,710,000	2,676,125
Indonesia - 0.4%
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (b)		2,205,000	2,514,803
PT Adaro Indonesia 4.25% 10/31/24 (b)		3,515,000	3,580,467

TOTAL INDONESIA			6,095,270

Ireland - 1.0%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		2,060,000	2,142,400
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		3,810,000	3,829,050
Lukoil Capital DAC 2.8% 4/26/27 (b)		2,945,000	2,899,942
SUEK Securities DAC 3.375% 9/15/26 (b)		5,220,000	5,188,544

TOTAL IRELAND			14,059,936

Israel - 0.6%
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)		3,470,000	3,439,638
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (b)		2,220,000	2,276,299
6.125% 6/30/25 (Reg. S) (b)		3,000,000	3,165,960

TOTAL ISRAEL			8,881,897

Kazakhstan - 0.2%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		2,010,000	2,086,380
5.75% 4/19/47 (b)		1,010,000	1,234,018

TOTAL KAZAKHSTAN			3,320,398

Luxembourg - 1.1%
Adecoagro SA 6% 9/21/27 (b)		3,730,000	3,842,599
B2W Digital Lux SARL 4.375% 12/20/30 (b)		4,480,000	4,027,240
JBS Finance Luxembourg SARL 2.5% 1/15/27 (b)		1,565,000	1,547,409
Millicom International Cellular SA 4.5% 4/27/31 (b)		2,770,000	2,787,832
Usiminas International SARL 5.875% 7/18/26 (b)		3,475,000	3,582,073

TOTAL LUXEMBOURG			15,787,153

Malaysia - 0.4%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		3,610,000	3,527,196
Petronas Capital Ltd. 3.5% 4/21/30 (b)		1,730,000	1,870,649

TOTAL MALAYSIA			5,397,845

Mauritius - 0.5%
CA Magnum Holdings 5.375% (b)(c)		3,545,000	3,664,821
HTA Group Ltd. 7% 12/18/25 (b)		3,305,000	3,441,951

TOTAL MAURITIUS			7,106,772

Mexico - 8.6%
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		130,000	133,640
CEMEX S.A.B. de CV 5.45% 11/19/29 (b)		1,420,000	1,523,216
Comision Federal de Electricid 3.348% 2/9/31 (b)		735,000	720,668
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.8509% 3/11/22 (d)(e)		2,958,000	2,949,681
3.5% 1/30/23		4,187,000	4,213,954
4.625% 9/21/23		800,000	818,650
4.875% 1/24/22		4,315,000	4,311,764
4.875% 1/18/24		10,977,000	11,359,823
5.375% 3/13/22		1,590,000	1,598,944
6.5% 3/13/27		1,725,000	1,833,899
6.5% 6/2/41		2,587,000	2,312,390
6.625% 6/15/35		18,441,000	17,657,258
6.7% 2/16/32 (b)		6,367,000	6,414,753
6.75% 9/21/47		10,407,000	9,184,178
6.875% 10/16/25 (b)		2,295,000	2,507,288
6.95% 1/28/60		9,575,000	8,449,938
7.69% 1/23/50		38,733,000	37,183,655
8.625% 2/1/22		3,212,000	3,221,034
8.625% 12/1/23 (d)		320,000	348,700
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (f)		10,535,000	7,160,508

TOTAL MEXICO			123,903,941

Mongolia - 0.1%
Development Bank of Mongolia 7.25% 10/23/23 (b)		720,000	757,485
Morocco - 0.3%
OCP SA:
3.75% 6/23/31 (b)		3,150,000	3,062,391
4.5% 10/22/25 (b)		1,360,000	1,432,930

TOTAL MOROCCO			4,495,321

Netherlands - 1.5%
Embraer Netherlands Finance BV 5.05% 6/15/25		3,625,000	3,741,227
IHS Netherlands Holdco BV 8% 9/18/27 (b)		2,975,000	3,141,972
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)		710,000	942,658
Metinvest BV 7.75% 4/23/23 (b)		1,369,000	1,386,369
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)		2,770,000	2,689,151
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)(f)		15,783,000	4,295,935
Prosus NV:
3.061% 7/13/31 (b)		760,000	739,100
3.832% 2/8/51 (b)		1,590,000	1,478,700
4.027% 8/3/50 (b)		650,000	618,922
VimpelCom Holdings BV:
3.375% 11/25/27 (b)		1,440,000	1,405,555
7.25% 4/26/23 (b)		1,375,000	1,445,950

TOTAL NETHERLANDS			21,885,539

Nigeria - 0.1%
Access Bank PLC 6.125% 9/21/26 (b)		1,140,000	1,131,450
Panama - 0.4%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)		1,670,000	1,704,757
5.125% 8/11/61 (b)		1,230,000	1,288,271
Cable Onda SA 4.5% 1/30/30 (b)		3,385,000	3,484,011

TOTAL PANAMA			6,477,039

Paraguay - 0.3%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		3,800,000	3,934,900
Peru - 0.1%
Camposol SA 6% 2/3/27 (b)		855,000	881,879
Qatar - 1.3%
Qatar Petroleum:
1.375% 9/12/26 (b)		3,255,000	3,188,883
2.25% 7/12/31 (b)		5,645,000	5,579,730
3.3% 7/12/51 (b)		9,800,000	10,069,500

TOTAL QATAR			18,838,113

Saudi Arabia - 1.9%
Saudi Arabian Oil Co.:
1.625% 11/24/25 (b)		3,815,000	3,781,380
3.5% 4/16/29 (b)		16,814,000	17,943,691
4.25% 4/16/39 (b)		2,385,000	2,688,342
4.375% 4/16/49 (b)		2,321,000	2,691,635

TOTAL SAUDI ARABIA			27,105,048

Singapore - 0.6%
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (b)		1,545,000	1,558,326
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (b)		2,060,000	2,142,400
Medco Bell Pte Ltd. 6.375% 1/30/27 (b)		1,620,000	1,599,750
Medco Laurel Tree Pte Ltd. 6.95% 11/12/28 (b)		3,730,000	3,702,025

TOTAL SINGAPORE			9,002,501

South Africa - 1.2%
Eskom Holdings SOC Ltd.:
6.75% 8/6/23 (b)		15,782,000	16,184,441
7.125% 2/11/25 (b)		565,000	583,998

TOTAL SOUTH AFRICA			16,768,439

Spain - 0.2%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		3,585,000	3,271,313
Tunisia - 0.0%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		260,000	197,548
Turkey - 0.1%
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		1,928,000	1,927,398
United Arab Emirates - 0.1%
Abu Dhabi National Energy Co. PJSC 4% 10/3/49 (b)		670,000	764,554
United Kingdom - 2.0%
Antofagasta PLC 2.375% 10/14/30 (b)		3,865,000	3,672,475
Biz Finance PLC:
9.625% 4/27/22 (b)		781,417	781,807
9.75% 1/22/25 (b)		2,054,500	2,080,181
Endeavour Mining PLC 5% 10/14/26 (b)		2,015,000	1,994,850
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		3,665,000	3,764,642
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		3,687,000	3,602,429
7.625% 11/8/26 (b)		1,235,000	1,080,085
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		605,400	604,189
Polyus Finance PLC 3.25% 10/14/28 (b)		1,465,000	1,424,859
The Bidvest Group UK PLC 3.625% 9/23/26 (b)		1,985,000	1,970,113
Tullow Oil PLC:
7% 3/1/25 (b)		1,060,000	869,200
10.25% 5/15/26 (b)		6,370,000	6,389,110

TOTAL UNITED KINGDOM			28,233,940

United States of America - 2.4%
Azul Investments LLP:
5.875% 10/26/24 (b)		4,565,000	4,242,026
7.25% 6/15/26 (b)		1,600,000	1,465,300
Citgo Holding, Inc. 9.25% 8/1/24 (b)		2,682,000	2,695,410
DAE Funding LLC 1.55% 8/1/24 (b)		1,590,000	1,558,200
JBS U.S.A. Food Co. 5.75% 1/15/28 (b)		3,420,000	3,565,384
Kosmos Energy Ltd.:
7.125% 4/4/26 (b)		9,060,000	8,787,068
7.75% 5/1/27 (b)		1,525,000	1,452,563
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		3,315,000	3,617,079
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		3,760,000	3,783,688
5.875% 3/27/24		1,705,000	1,775,417
Stillwater Mining Co. 4% 11/16/26 (b)		2,445,000	2,393,166

TOTAL UNITED STATES OF AMERICA			35,335,301

Uzbekistan - 0.2%
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		1,725,000	1,718,618
Uzbekneftegaz JSC 4.75% 11/16/28 (b)		1,145,000	1,102,063

TOTAL UZBEKISTAN			2,820,681

Venezuela - 0.1%
Petroleos de Venezuela SA:
5.375% 4/12/27 (f)		6,115,000	229,313
5.5% 4/12/37 (f)		3,475,000	130,313
6% 5/16/24 (b)(f)		8,980,000	291,850
6% 11/15/26 (b)(f)		15,840,000	594,000
9.75% 5/17/35 (b)(f)		12,585,000	471,938
12.75% 2/17/22 (b)(f)		3,065,000	99,613

TOTAL VENEZUELA			1,817,027

TOTAL NONCONVERTIBLE BONDS
(Cost $563,168,686)			533,536,508

Government Obligations - 54.6%
Angola - 1.1%
Angola Republic:
8.25% 5/9/28 (b)		4,415,000	4,422,726
9.375% 5/8/48 (b)		2,020,000	1,971,141
9.5% 11/12/25 (b)		8,285,000	8,861,325

TOTAL ANGOLA			15,255,192

Argentina - 2.9%
Argentine Republic:
0.5% 7/9/30 (g)		52,879,632	18,640,070
1% 7/9/29		5,953,783	2,158,246
1.125% 7/9/35 (g)		17,033,027	5,493,151
2% 1/9/38 (g)		10,211,997	3,900,983
Buenos Aires Province 3.9% 9/1/37 (b)(g)		3,235,000	1,374,471
Province of Santa Fe 7% 3/23/23 (b)		4,225,000	3,968,859
Provincia de Cordoba:
5% 12/10/25 (b)(g)		6,475,408	4,857,770
5% 6/1/27 (b)(g)		3,097,152	1,964,369

TOTAL ARGENTINA			42,357,919

Armenia - 0.1%
Republic of Armenia 7.15% 3/26/25 (b)		1,610,000	1,794,446
Bahrain - 0.1%
Bahrain Kingdom 5.625% 5/18/34 (b)		1,790,000	1,693,788
Barbados - 0.4%
Barbados Government 6.5% 10/1/29 (b)		5,915,000	5,910,564
Belarus - 0.2%
Belarus Republic 6.875% 2/28/23 (b)		2,435,000	2,398,475
Benin - 0.4%
Republic of Benin:
4.875% 1/19/32 (b)	EUR	3,090,000	3,433,974
5.75% 3/26/26 (b)	EUR	1,530,000	1,871,241

TOTAL BENIN			5,305,215

Bermuda - 0.3%
Bermuda Government:
2.375% 8/20/30 (b)		525,000	522,638
3.375% 8/20/50 (b)		965,000	963,372
3.717% 1/25/27 (b)		620,000	661,966
4.75% 2/15/29 (b)		2,270,000	2,604,541

TOTAL BERMUDA			4,752,517

Brazil - 2.0%
Brazilian Federative Republic:
2.875% 6/6/25		1,525,000	1,544,348
3.75% 9/12/31		2,230,000	2,095,503
3.875% 6/12/30		7,250,000	7,036,125
5.625% 1/7/41		4,146,000	4,243,949
5.625% 2/21/47		2,183,000	2,177,952
7.125% 1/20/37		2,080,000	2,502,890
8.25% 1/20/34		6,754,000	8,806,794

TOTAL BRAZIL			28,407,561

Cameroon - 0.3%
Cameroon Republic 5.95% 7/7/32 (b)	EUR	3,570,000	3,800,256
Chile - 0.3%
Chilean Republic 2.45% 1/31/31		4,460,000	4,431,568
China - 0.2%
Peoples Republic of China 1.2% 10/21/30 (b)		2,535,000	2,453,373
Colombia - 1.3%
Colombian Republic:
3% 1/30/30		3,385,000	3,090,505
3.125% 4/15/31		4,300,000	3,873,494
3.25% 4/22/32		3,665,000	3,298,500
3.875% 4/25/27		1,025,000	1,032,559
3.875% 2/15/61		1,490,000	1,145,717
4.125% 5/15/51		1,315,000	1,069,917
5% 6/15/45		3,540,000	3,186,664
6.125% 1/18/41		1,475,000	1,517,222
7.375% 9/18/37		845,000	980,623

TOTAL COLOMBIA			19,195,201

Costa Rica - 0.3%
Costa Rican Republic:
5.625% 4/30/43 (b)		1,995,000	1,707,346
6.125% 2/19/31 (b)		2,535,000	2,562,410
7% 4/4/44 (b)		305,000	298,481

TOTAL COSTA RICA			4,568,237

Dominican Republic - 2.7%
Dominican Republic:
4.875% 9/23/32 (b)		6,360,000	6,462,555
5.875% 1/30/60 (b)		3,525,000	3,385,763
5.95% 1/25/27 (b)		4,186,000	4,656,925
6% 7/19/28 (b)		2,999,000	3,343,510
6.4% 6/5/49 (b)		1,662,000	1,744,892
6.5% 2/15/48 (b)		395,000	419,391
6.5% 2/15/48 (Reg. S)		1,450,000	1,539,538
6.85% 1/27/45 (b)		4,046,000	4,453,887
6.875% 1/29/26 (b)		4,946,000	5,613,710
7.45% 4/30/44 (b)		6,031,000	7,127,134

TOTAL DOMINICAN REPUBLIC			38,747,305

Ecuador - 1.1%
Ecuador Republic:
1% 7/31/35 (b)(g)		8,980,000	5,858,328
5% 7/31/30 (b)(g)		11,260,000	9,274,018

TOTAL ECUADOR			15,132,346

Egypt - 3.5%
Arab Republic of Egypt:
yield at date of purchase 11.8507% to 12.5092% 1/18/22 to 4/12/22	EGP	52,125,000	3,244,708
5.8% 9/30/27 (b)		3,530,000	3,391,624
5.875% 2/16/31(b)		2,625,000	2,323,650
7.0529% 1/15/32 (b)		830,000	764,513
7.5% 1/31/27 (b)		20,406,000	21,214,078
7.6003% 3/1/29 (b)		9,841,000	9,736,685
7.903% 2/21/48 (b)		2,940,000	2,455,488
8.5% 1/31/47 (b)		7,939,000	7,019,664
8.7002% 3/1/49 (b)		820,000	725,290

TOTAL EGYPT			50,875,700

El Salvador - 0.4%
El Salvador Republic:
6.375% 1/18/27 (b)		435,000	258,227
7.1246% 1/20/50 (b)		3,292,000	1,792,700
7.625% 2/1/41 (b)		1,035,000	570,091
7.65% 6/15/35 (b)		1,185,000	669,007
7.75% 1/24/23 (b)		3,280,000	2,581,565

TOTAL EL SALVADOR			5,871,590

Gabon - 0.2%
Gabonese Republic 7% 11/24/31 (b)		2,970,000	2,903,175
Georgia - 0.2%
Georgia Republic 2.75% 4/22/26 (b)		2,915,000	2,892,227
Ghana - 0.9%
Ghana Republic:
7.75% 4/7/29 (b)		4,355,000	3,631,199
8.125% 1/18/26 (b)		5,098,076	4,709,603
8.95% 3/26/51 (b)		2,015,000	1,609,859
10.75% 10/14/30 (b)		2,125,000	2,374,581

TOTAL GHANA			12,325,242

Guatemala - 0.3%
Guatemalan Republic:
4.9% 6/1/30 (b)		485,000	521,466
5.375% 4/24/32 (b)		2,015,000	2,243,954
6.125% 6/1/50 (b)		1,355,000	1,553,846

TOTAL GUATEMALA			4,319,266

Honduras - 0.1%
Republic of Honduras 5.625% 6/24/30 (b)		1,205,000	1,251,167
Hungary - 0.1%
Hungarian Republic 2.125% 9/22/31 (b)		1,515,000	1,485,212
Indonesia - 4.1%
Indonesian Republic:
3.85% 10/15/30		2,650,000	2,972,638
4.1% 4/24/28		5,340,000	5,955,101
5.125% 1/15/45 (b)		3,353,000	4,161,911
5.25% 1/17/42 (b)		3,000,000	3,759,938
5.95% 1/8/46 (b)		2,100,000	2,899,706
6.625% 2/17/37 (b)		3,549,000	4,947,084
6.75% 1/15/44 (b)		5,105,000	7,549,019
7.75% 1/17/38 (b)		8,743,000	13,307,392
8.5% 10/12/35 (b)		8,199,000	13,076,380

TOTAL INDONESIA			58,629,169

Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		2,212,438	2,117,441
Ivory Coast - 0.6%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	3,125,000	3,650,760
6.125% 6/15/33 (b)		2,050,000	2,158,650
6.375% 3/3/28 (b)		3,135,000	3,395,205

TOTAL IVORY COAST			9,204,615

Jamaica - 0.3%
Jamaican Government:
6.75% 4/28/28		1,725,000	1,978,683
7.875% 7/28/45		1,685,000	2,336,674

TOTAL JAMAICA			4,315,357

Jordan - 0.4%
Jordanian Kingdom:
4.95% 7/7/25 (b)		4,170,000	4,293,797
6.125% 1/29/26 (b)		1,900,000	2,019,700

TOTAL JORDAN			6,313,497

Kenya - 0.7%
Republic of Kenya:
6.875% 6/24/24 (b)		3,015,000	3,184,745
7% 5/22/27 (b)		5,035,000	5,311,925
7.25% 2/28/28 (b)		1,955,000	2,104,167

TOTAL KENYA			10,600,837

Lebanon - 0.1%
Lebanese Republic:
5.8% 12/31/49 (f)		5,875,000	609,528
6% 1/27/23 (f)		1,587,000	158,700
6.1% 10/4/22 (f)		685,000	68,500
6.375% 12/31/49 (f)		7,072,000	733,716

TOTAL LEBANON			1,570,444

Mexico - 2.0%
United Mexican States:
3.25% 4/16/30		4,960,000	5,094,230
3.75% 1/11/28		3,415,000	3,672,833
4.5% 4/22/29		2,040,000	2,276,258
4.75% 4/27/32		970,000	1,096,282
5.75% 10/12/2110		3,295,000	3,787,808
6.05% 1/11/40		10,222,000	12,699,557

TOTAL MEXICO			28,626,968

Mongolia - 0.2%
Mongolia Government:
3.5% 7/7/27 (b)		1,055,000	994,338
5.125% 4/7/26 (b)		2,480,000	2,538,900

TOTAL MONGOLIA			3,533,238

Morocco - 0.4%
Moroccan Kingdom:
2.375% 12/15/27 (b)		3,675,000	3,577,383
4% 12/15/50 (b)		735,000	664,945
5.5% 12/11/42 (b)		920,000	1,015,048

TOTAL MOROCCO			5,257,376

Nigeria - 1.5%
Republic of Nigeria:
6.125% 9/28/28 (b)		3,195,000	3,075,787
6.5% 11/28/27 (b)		3,892,000	3,872,540
7.143% 2/23/30 (b)		1,955,000	1,918,442
7.625% 11/21/25 (b)		12,623,000	13,428,347

TOTAL NIGERIA			22,295,116

Oman - 2.1%
Sultanate of Oman:
4.75% 6/15/26 (b)		3,347,000	3,436,700
4.875% 2/1/25 (b)		1,460,000	1,518,838
5.375% 3/8/27 (b)		3,921,000	4,099,013
5.625% 1/17/28 (b)		5,235,000	5,541,248
6% 8/1/29 (b)		3,625,000	3,896,513
6.25% 1/25/31 (b)		1,610,000	1,755,705
6.5% 3/8/47 (b)		2,280,000	2,257,884
6.75% 10/28/27 (b)		1,585,000	1,775,200
6.75% 1/17/48 (b)		5,980,000	6,069,700

TOTAL OMAN			30,350,801

Pakistan - 1.0%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		9,295,000	9,283,381
6.875% 12/5/27 (b)		2,665,000	2,686,320
8.25% 4/15/24 (b)		1,180,000	1,252,496
The Third Pakistan International Sukuk Co. Ltd. 5.625% 12/5/22 (b)		1,005,000	1,024,032

TOTAL PAKISTAN			14,246,229

Panama - 0.3%
Panamanian Republic:
2.252% 9/29/32		3,540,000	3,370,301
3.87% 7/23/60		1,390,000	1,386,786

TOTAL PANAMA			4,757,087

Paraguay - 0.6%
Republic of Paraguay:
2.739% 1/29/33 (b)		1,305,000	1,259,162
4.95% 4/28/31 (b)		3,865,000	4,342,811
5.4% 3/30/50 (b)		1,950,000	2,222,756
5.6% 3/13/48 (b)		445,000	514,058

TOTAL PARAGUAY			8,338,787

Peru - 1.5%
Peruvian Republic:
2.783% 1/23/31		11,820,000	11,737,260
3% 1/15/34		2,530,000	2,517,350
3.3% 3/11/41		7,295,000	7,283,602

TOTAL PERU			21,538,212

Qatar - 3.1%
State of Qatar:
3.75% 4/16/30 (b)		12,765,000	14,322,330
4% 3/14/29 (b)		5,455,000	6,140,625
4.4% 4/16/50 (b)		5,585,000	6,911,438
4.5% 4/23/28 (b)		2,565,000	2,941,253
4.817% 3/14/49 (b)		8,149,000	10,644,631
5.103% 4/23/48 (b)		2,960,000	3,999,700

TOTAL QATAR			44,959,977

Romania - 0.7%
Romanian Republic:
3% 2/14/31 (b)		8,211,000	8,320,206
3.375% 1/28/50 (Reg. S)	EUR	1,255,000	1,349,518

TOTAL ROMANIA			9,669,724

Russia - 2.3%
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		3,800,000	4,094,500
4.375% 3/21/29(Reg. S)		4,600,000	5,060,000
5.1% 3/28/35 (b)		1,400,000	1,646,820
5.1% 3/28/35(Reg. S)		4,600,000	5,410,980
5.25% 6/23/47 (b)		3,600,000	4,536,000
5.25% 6/23/47(Reg. S)		6,200,000	7,812,000
5.625% 4/4/42 (b)		4,000,000	5,190,000

TOTAL RUSSIA			33,750,300

Rwanda - 0.1%
Rwanda Republic 5.5% 8/9/31 (b)		1,465,000	1,471,684
Saudi Arabia - 1.6%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		4,030,000	3,933,028
3.625% 3/4/28 (b)		1,770,000	1,926,534
3.75% 1/21/55 (b)		3,755,000	4,016,677
4% 4/17/25 (b)		2,095,000	2,255,660
4.5% 10/26/46 (b)		3,471,000	4,081,714
4.5% 4/22/60 (b)		2,055,000	2,521,870
4.625% 10/4/47 (b)		3,040,000	3,639,450

TOTAL SAUDI ARABIA			22,374,933

Serbia - 0.2%
Republic of Serbia 2.125% 12/1/30 (b)		3,235,000	3,026,140
South Africa - 0.2%
South African Republic 4.85% 9/30/29		2,130,000	2,199,624
Sri Lanka - 0.2%
Democratic Socialist Republic of Sri Lanka:
7.55% 3/28/30 (b)		1,385,000	699,252
7.85% 3/14/29 (b)		3,948,000	1,982,143

TOTAL SRI LANKA			2,681,395

Turkey - 5.0%
Turkish Republic:
3.25% 3/23/23		15,450,000	14,947,875
4.25% 3/13/25		7,075,000	6,534,647
4.75% 1/26/26		3,015,000	2,743,650
4.875% 10/9/26		5,970,000	5,403,969
4.875% 4/16/43		4,735,000	3,628,194
5.125% 6/22/26 (b)		1,715,000	1,633,859
5.125% 2/17/28		3,070,000	2,732,300
5.6% 11/14/24		3,295,000	3,178,233
5.75% 3/22/24		1,020,000	995,329
5.75% 5/11/47		6,710,000	5,426,713
5.95% 1/15/31		2,685,000	2,382,938
6% 1/14/41		4,622,000	3,831,349
6.125% 10/24/28		2,140,000	1,979,500
6.35% 8/10/24		5,170,000	5,086,957
6.375% 10/14/25		3,475,000	3,380,089
6.75% 5/30/40		3,112,000	2,803,329
7.25% 12/23/23		4,138,000	4,172,397
7.375% 2/5/25		841,000	843,944

TOTAL TURKEY			71,705,272

Ukraine - 2.7%
Ukraine Government:
1.258% 5/31/40 (b)(d)		2,230,000	2,021,356
6.876% 5/21/29 (b)		3,585,000	3,177,206
7.253% 3/15/33 (b)		3,445,000	3,022,988
7.375% 9/25/32 (b)		2,130,000	1,898,363
7.75% 9/1/22 (b)		9,409,000	9,291,388
7.75% 9/1/23 (b)		9,330,000	9,096,750
7.75% 9/1/24 (b)		5,364,000	5,194,028
7.75% 9/1/25 (b)		1,750,000	1,673,875
7.75% 9/1/26 (b)		1,895,000	1,795,513
7.75% 9/1/27 (b)		1,344,000	1,268,064
9.75% 11/1/28 (b)		1,210,000	1,215,672

TOTAL UKRAINE			39,655,203

United Arab Emirates - 1.4%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		3,465,000	3,369,713
3.125% 4/16/30 (b)		5,190,000	5,618,175
3.125% 9/30/49 (b)		8,072,000	8,213,260
3.875% 4/16/50 (b)		2,990,000	3,487,088

TOTAL UNITED ARAB EMIRATES			20,688,236

Uruguay - 0.4%
Uruguay Republic 5.1% 6/18/50		3,930,000	5,204,303
Uzbekistan - 0.3%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		1,595,000	1,530,702
3.9% 10/19/31 (b)		2,360,000	2,259,700
4.75% 2/20/24 (b)		1,110,000	1,154,400

TOTAL UZBEKISTAN			4,944,802

Venezuela - 0.2%
Venezuelan Republic:
9.25% 9/15/27 (f)		27,915,000	1,674,900
11.95% 8/5/31 (Reg. S) (f)		17,015,000	1,020,900
12.75% 8/23/22 (f)		3,625,000	217,500

TOTAL VENEZUELA			2,913,300

Vietnam - 0.8%
Vietnamese Socialist Republic 5.5% 3/12/28		11,179,000	11,174,109
Zambia - 0.1%
Republic of Zambia 8.97% 7/30/27 (b)		1,970,000	1,514,191
TOTAL GOVERNMENT OBLIGATIONS
(Cost $834,595,613)			787,755,909

Preferred Securities - 2.5%
Cayman Islands - 1.4%
Banco Mercantil del Norte SA:
6.75% (b)(c)(d)		2,130,000	2,207,612
6.875% (b)(c)(d)		2,145,000	2,202,386
7.625% (b)(c)(d)		1,285,000	1,395,142
Cosan Overseas Ltd. 8.25% (c)		7,440,000	7,668,329
DP World Salaam 6% (Reg. S) (c)(d)		3,215,000	3,573,696
Itau Unibanco Holding SA 6.125% (b)(c)(d)		3,575,000	3,604,975

TOTAL CAYMAN ISLANDS			20,652,140

Ireland - 0.4%
Tinkoff Credit Systems:
6% (b)(c)(d)		1,625,000	1,571,375
9.25% (Reg. S) (c)(d)		4,530,000	4,702,109

TOTAL IRELAND			6,273,484

Mexico - 0.3%
CEMEX S.A.B. de CV 5.125%(b)(c)(d)		3,625,000	3,810,894
United Arab Emirates - 0.4%
Emirates NBD Bank PJSC 6.125% (Reg. S) (c)(d)		3,255,000	3,461,255
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(c)(d)		1,890,000	1,928,820

TOTAL UNITED ARAB EMIRATES			5,390,075

TOTAL PREFERRED SECURITIES
(Cost $35,650,425)			36,126,593
		Shares	Value

Money Market Funds - 4.7%
Fidelity Cash Central Fund 0.08% (h)
(Cost $67,453,122)		67,444,198	67,457,687
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $1,500,867,846)			1,424,876,697
NET OTHER ASSETS (LIABILITIES) - 1.2%			17,688,155
NET ASSETS - 100%			$1,442,564,852

Currency Abbreviations

EGP – Egyptian pound

EUR – European Monetary Unit

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $891,630,530 or 61.8% of net assets.

 (c) Security is perpetual in nature with no stated maturity date.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing - Security is in default.

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$119,964,712	$995,081,535	$1,047,588,490	$73,437	$(71)	$1	$67,457,687	0.1%
Total	$119,964,712	$995,081,535	$1,047,588,490	$73,437	$(71)	$1	$67,457,687

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$533,536,508	$--	$533,536,508	$--
Government Obligations	787,755,909	--	787,755,909	--
Preferred Securities	36,126,593	--	36,126,593	--
Money Market Funds	67,457,687	67,457,687	--	--
Total Investments in Securities:	$1,424,876,697	$67,457,687	$1,357,419,010	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	11.7%
BBB	14.6%
BB	28.0%
B	26.5%
CCC,CC,C	6.8%
D	0.2%
Not Rated	6.3%
Short-Term Investments and Net Other Assets	5.9%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Emerging Markets Debt Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,433,414,724)	$1,357,419,010
Fidelity Central Funds (cost $67,453,122)	67,457,687
Total Investment in Securities (cost $1,500,867,846)		$1,424,876,697
Cash		775,832
Receivable for fund shares sold		523,803
Interest receivable		21,027,442
Distributions receivable from Fidelity Central Funds		3,834
Total assets		1,447,207,608
Liabilities
Payable for investments purchased	$1,341,758
Payable for fund shares redeemed	3,292,271
Other payables and accrued expenses	8,727
Total liabilities		4,642,756
Net Assets		$1,442,564,852
Net Assets consist of:
Paid in capital		$1,593,487,363
Total accumulated earnings (loss)		(150,922,511)
Net Assets		$1,442,564,852
Net Asset Value, offering price and redemption price per share ($1,442,564,852 ÷ 159,030,255 shares)		$9.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends		$2,686,350
Interest		70,304,099
Income from Fidelity Central Funds		73,437
Income before foreign taxes withheld		73,063,886
Less foreign taxes withheld		(427,265)
Total income		72,636,621
Expenses
Custodian fees and expenses	$29,332
Independent trustees' fees and expenses	5,157
Legal	3,685
Total expenses before reductions	38,174
Expense reductions	(243)
Total expenses after reductions		37,931
Net investment income (loss)		72,598,690
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(15,820,025)
Fidelity Central Funds	(71)
Foreign currency transactions	(186,417)
Total net realized gain (loss)		(16,006,513)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(64,375,621)
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(22,558)
Total change in net unrealized appreciation (depreciation)		(64,398,178)
Net gain (loss)		(80,404,691)
Net increase (decrease) in net assets resulting from operations		$(7,806,001)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$72,598,690	$78,911,021
Net realized gain (loss)	(16,006,513)	(56,549,670)
Change in net unrealized appreciation (depreciation)	(64,398,178)	38,852,203
Net increase (decrease) in net assets resulting from operations	(7,806,001)	61,213,554
Distributions to shareholders	(65,337,661)	(72,323,958)
Share transactions
Proceeds from sales of shares	278,270,150	104,554,301
Reinvestment of distributions	65,320,232	72,323,579
Cost of shares redeemed	(284,123,371)	(173,467,243)
Net increase (decrease) in net assets resulting from share transactions	59,467,011	3,410,637
Total increase (decrease) in net assets	(13,676,651)	(7,699,767)
Net Assets
Beginning of period	1,456,241,503	1,463,941,270
End of period	$1,442,564,852	$1,456,241,503
Other Information
Shares
Sold	30,067,459	11,789,537
Issued in reinvestment of distributions	7,082,687	8,027,161
Redeemed	(30,784,076)	(19,697,926)
Net increase (decrease)	6,366,070	118,772

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Emerging Markets Debt Fund

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$9.60	$9.22	$10.25	$9.96
Income from Investment Operations
Net investment income (loss)A	.456	.519	.604	.576	.672
Net realized and unrealized gain (loss)	(.515)	(.103)	.341	(1.045)	.369
Total from investment operations	(.059)	.416	.945	(.469)	1.041
Distributions from net investment income	(.411)	(.476)	(.565)	(.561)	(.709)
Distributions from net realized gain	–	–	–	–	(.042)
Total distributions	(.411)	(.476)	(.565)	(.561)	(.751)
Net asset value, end of period	$9.07	$9.54	$9.60	$9.22	$10.25
Total ReturnB	(.60)%	4.75%	10.46%	(4.66)%	10.66%
Ratios to Average Net AssetsC,D
Expenses before reductions	- %E	- %E	- %E	- %E	.32%
Expenses net of fee waivers, if any	- %E	- %E	- %E	- %E	.32%
Expenses net of all reductions	- %E	- %E	- %E	- %E	.32%
Net investment income (loss)	4.93%	5.73%	6.35%	5.95%	6.53%
Supplemental Data
Net assets, end of period (000 omitted)	$1,442,565	$1,456,242	$1,463,941	$1,254,003	$1,366,805
Portfolio turnover rateF	29%	84%	61%G	43%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Emerging Markets Debt Local Currency Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2021	Past 1 year	Life of fundA
Fidelity® Series Emerging Markets Debt Local Currency Fund	(8.56)%	(0.49)%

 A From October 30, 2020

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Emerging Markets Debt Local Currency Fund on October 30, 2020, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the J.P. Morgan GBI-EM Global Diversified Index performed over the same period.

Period Ending Values
$9,943	Fidelity® Series Emerging Markets Debt Local Currency Fund
$9,961	J.P. Morgan GBI-EM Global Diversified Index

Fidelity® Series Emerging Markets Debt Local Currency Fund

Management's Discussion of Fund Performance

Market Recap:  Emerging-markets (EM) debt returned -1.51% in 2021, as measured by the J.P. Morgan Emerging Markets Bond Index Global. The index returned -4.74% in the first quarter of the year, as U.S. Treasury yields jumped more than 80 basis points, continuing a recovery from record-low levels during the 2020 recession. This put downward pressure on EM sovereign debt early in 2021. The asset class then reversed course, rising steadily in the second quarter (+3.93%) amid a positive backdrop that included declining interest rates and tightening in high-yield spreads. However, volatility returned in the third quarter (-0.53%) amid growing concerns about global economic growth, inflation, supply-chain constraint and disruption, and fast-spreading variants of the coronavirus. In addition, investors were concerned about regulatory tightening and slowing economic growth in China. Lastly, the U.S. Federal Reserve signaled it could soon begin to taper the enormous bond purchases it has made since the onset of the pandemic. These worries bled into the final quarter of the year (+0.02%). For the full 12 months, several small index components fared best, including Zambia (+48%), Ecuador (+23%), Suriname (+15%), Angola (+13%) and Costa Rica (+13%), rising largely due to idiosyncratic factors. Among the largest countries in the index, Mexico, Saudi Arabia, Indonesia and United Arab Emirates each posted a slight gain, while China rose 1% and Turkey returned -5%.

Comments from Lead Portfolio Manager Constantin Petrov:  For the year, the fund returned -8.56%, slightly outpacing the -8.75% result of the benchmark the J.P. Morgan GBI-EM Global Diversified Index. Overall, EM debt markets were hampered by broad U.S.-dollar strength. Versus the benchmark market allocation decisions helped the fund and nearly overcame the negative of our overall security selection. Overweight positions in China and Dominican Republic – which outperformed with gains of 8% and 12%, respectively, for the year, added value. Underweight stakes in Poland and Thailand also contributed, as these markets declined 17% and 13%, respectively, the past 12 months. Security selection in Poland and Thailand detracted, however, as did the fund’s negative cash position for the period. Security selection and a modest underweighting in Russia also hampered the fund’s relative result. Security selection in Colombia and Czech Republic and an underweighting in Malaysia, detracted as well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On January 3, 2022, Tim Gill and Nader Nazmi assumed co-management responsibilities for the fund, joining Lead Manager Constantin Petrov.

Fidelity® Series Emerging Markets Debt Local Currency Fund

Investment Summary (Unaudited)

Top Five Countries as of December 31, 2021

(excluding cash equivalents)	% of fund's net assets
China	12.5
Indonesia	9.7
Mexico	9.4
Brazil	9.4
South Africa	8.2

Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Holdings as of December 31, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
Peoples Republic of China	12.5
Indonesian Republic	9.7
United Mexican States	9.4
South African Republic	8.2
Brazil Letras Do Tesouro Nacio	4.9
44.7

Asset Allocation (% of fund's net assets)

As of December 31, 2021
Government Obligations	86.2%
Supranational Obligations	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	12.8%

Fidelity® Series Emerging Markets Debt Local Currency Fund

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Foreign Government and Government Agency Obligations - 86.2%
		Principal Amount(a)	Value
Brazil - 9.4%
Brazil Letras Do Tesouro Nacio, yield at date of purchase 4.4699% to 6.2765% 7/1/22 to 1/1/24	BRL	$153,250,000	$23,702,582
Brazilian Federative Republic:
10% 1/1/23	BRL	30,500,000	5,387,963
10% 1/1/25	BRL	16,500,000	2,913,661
10% 1/1/27	BRL	51,750,000	9,055,315
10% 1/1/29	BRL	16,000,000	2,770,777
10% 1/1/31	BRL	8,500,000	1,459,010

TOTAL BRAZIL			45,289,308

Chile - 1.7%
Chilean Republic:
4.5% 3/1/26	CLP	3,050,000,000	3,442,920
4.7% 9/1/30 (Reg. S) (b)	CLP	1,000,000,000	1,100,767
5% 3/1/35	CLP	2,825,000,000	3,070,886
6% 1/1/43	CLP	550,000,000	656,579

TOTAL CHILE			8,271,152

China - 12.5%
Peoples Republic of China:
2.36% 7/2/23	CNY	75,250,000	11,818,735
2.68% 5/21/30	CNY	76,250,000	11,807,084
2.88% 11/5/23	CNY	123,750,000	19,610,482
3.28% 12/3/27	CNY	88,750,000	14,436,047
3.81% 9/14/50	CNY	15,250,000	2,562,032

TOTAL CHINA			60,234,380

Colombia - 3.6%
Colombian Republic:
5.75% 11/3/27	COP	31,100,000,000	6,901,909
7% 6/30/32	COP	19,500,000,000	4,363,856
7.25% 10/26/50	COP	3,250,000,000	685,417
7.5% 8/26/26	COP	13,650,000,000	3,328,942
10% 7/24/24	COP	8,300,000,000	2,186,706

TOTAL COLOMBIA			17,466,830

Czech Republic - 3.3%
Czech Republic:
0.95% 5/15/30 (Reg. S)	CZK	244,000,000	9,489,928
1.2% 3/13/31	CZK	45,000,000	1,769,819
2% 10/13/33	CZK	113,000,000	4,739,004

TOTAL CZECH REPUBLIC			15,998,751

Dominican Republic - 0.6%
Dominican Republic:
8.9% 2/15/23(Reg. S)	DOP	116,250,000	2,093,403
9.75% 6/5/26 (Reg. S)	DOP	40,000,000	757,073

TOTAL DOMINICAN REPUBLIC			2,850,476

Hungary - 2.6%
Hungarian Republic:
2.25% 6/22/34	HUF	470,000,000	1,124,453
3% 6/26/24	HUF	365,000,000	1,095,443
3% 10/27/38	HUF	760,000,000	1,882,795
3.25% 10/22/31	HUF	937,000,000	2,612,471
5.5% 6/24/25	HUF	675,000,000	2,164,393
6.75% 10/22/28	HUF	1,118,000,000	3,895,712

TOTAL HUNGARY			12,775,267

Indonesia - 9.7%
Indonesian Republic:
6.5% 6/15/25	IDR	34,750,000,000	2,567,392
7.5% 4/15/40	IDR	60,750,000,000	4,431,884
8.125% 5/15/24	IDR	85,000,000,000	6,488,686
8.25% 5/15/29	IDR	117,000,000,000	9,157,236
8.25% 5/15/36	IDR	113,500,000,000	8,819,593
8.375% 9/15/26	IDR	120,750,000,000	9,560,875
8.375% 3/15/34	IDR	57,788,000,000	4,547,219
8.375% 4/15/39	IDR	15,000,000,000	1,185,581

TOTAL INDONESIA			46,758,466

Kazakhstan - 0.9%
Kazakhstan Republic:
7.2% 5/27/25	KZT	825,851,000	1,709,291
8.05% 5/20/24	KZT	830,000,000	1,830,920
10.5% 8/4/26	KZT	440,000,000	1,016,925

TOTAL KAZAKHSTAN			4,557,136

Malaysia - 4.6%
Malaysian Government:
3.828% 7/5/34	MYR	23,250,000	5,531,302
3.885% 8/15/29	MYR	25,100,000	6,147,555
4.065% 6/15/50	MYR	14,500,000	3,398,806
4.762% 4/7/37	MYR	27,000,000	7,049,042

TOTAL MALAYSIA			22,126,705

Mexico - 9.4%
United Mexican States:
5.75% 3/5/26	MXN	275,000,000	12,658,421
6.75% 3/9/23	MXN	104,000,000	5,086,390
7.75% 11/23/34	MXN	109,250,000	5,362,310
7.75% 11/13/42	MXN	141,750,000	6,740,091
8% 12/7/23	MXN	122,250,000	6,054,496
8.5% 5/31/29	MXN	183,000,000	9,468,153

TOTAL MEXICO			45,369,861

Peru - 1.9%
Peruvian Republic:
5.35% 8/12/40	PEN	2,250,000	480,644
5.4% 8/12/34(Reg. S)	PEN	15,250,000	3,483,491
6.35% 8/12/28	PEN	7,400,000	1,949,955
6.95% 8/12/31	PEN	11,500,000	3,091,879

TOTAL PERU			9,005,969

Philippines - 0.2%
Philippine Republic:
3.9% 11/26/22	PHP	30,000,000	584,196
6.25% 1/14/36	PHP	30,000,000	650,571

TOTAL PHILIPPINES			1,234,767

Poland - 4.5%
Polish Government:
1.25% 10/25/30	PLN	21,400,000	4,369,814
2.5% 7/25/26	PLN	48,000,000	11,220,789
2.75% 10/25/29	PLN	27,250,000	6,306,764

TOTAL POLAND			21,897,367

Romania - 1.7%
Romanian Republic:
3.65% 9/24/31	RON	10,950,000	2,218,642
4.25% 6/28/23	RON	15,250,000	3,501,422
4.75% 2/24/25	RON	5,550,000	1,279,025
5% 2/12/29	RON	5,500,000	1,264,794

TOTAL ROMANIA			8,263,883

Russia - 4.7%
Ministry of Finance of the Russian Federation:
6.5% 2/28/24	RUB	345,000,000	4,425,667
7.05% 1/19/28	RUB	360,000,000	4,496,311
7.25% 5/10/34	RUB	335,000,000	4,112,641
7.7% 3/16/39	RUB	142,500,000	1,796,035
8.5% 9/17/31	RUB	579,750,000	7,808,187

TOTAL RUSSIA			22,638,841

South Africa - 8.2%
South African Republic:
6.5% 2/28/41	ZAR	148,250,000	6,190,210
7% 2/28/31	ZAR	56,750,000	3,000,574
8% 1/31/30	ZAR	154,000,000	8,930,962
8.75% 2/28/48	ZAR	83,000,000	4,349,723
8.875% 2/28/35	ZAR	195,500,000	11,022,210
10.5% 12/21/26	ZAR	88,750,000	6,165,150

TOTAL SOUTH AFRICA			39,658,829

Thailand - 4.5%
Kingdom of Thailand:
1.585% 12/17/35	THB	52,000,000	1,416,749
1.6% 12/17/29	THB	114,000,000	3,370,505
1.6% 6/17/35	THB	180,750,000	4,975,185
2.875% 6/17/46	THB	23,000,000	685,541
3.3% 6/17/38	THB	168,000,000	5,510,557
4.875% 6/22/29	THB	161,250,000	5,878,108

TOTAL THAILAND			21,836,645

Turkey - 1.1%
Turkish Republic:
8% 3/12/25	TRY	38,250,000	1,925,656
11% 2/24/27	TRY	16,250,000	767,726
12.4% 3/8/28	TRY	7,750,000	373,762
16.2% 6/14/23	TRY	31,250,000	2,185,067

TOTAL TURKEY			5,252,211

Ukraine - 0.5%
Ukraine Government:
11.15% 8/26/22	UAH	45,000,000	1,644,279
11.75% 6/15/22	UAH	19,500,000	711,188

TOTAL UKRAINE			2,355,467

Uruguay - 0.6%
Uruguay Republic:
8.25% 5/21/31	UYU	31,500,000	678,513
8.5% 3/15/28 (Reg. S)	UYU	99,000,000	2,203,123

TOTAL URUGUAY			2,881,636

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $441,956,809)			416,723,947

Supranational Obligations - 1.0%
Asian Infrastructure Investment Bank 2.375% 2/10/25 (Reg. S) (c)	PHP	57,900,000	1,093,413
Inter-American Development Bank 5.7% 11/12/24	INR	105,000,000	1,415,033
International Finance Corp. 5.85% 11/25/22	INR	175,000,000	2,362,110
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $5,012,068)			4,870,556
		Shares	Value

Money Market Funds - 11.3%
Fidelity Cash Central Fund 0.08% (d)
(Cost $54,451,175)		54,440,286	54,451,175
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $501,420,052)			476,045,678
NET OTHER ASSETS (LIABILITIES) - 1.5%			7,262,927
NET ASSETS - 100%			$483,308,605

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	2,241,609	MXN	45,994,257	Goldman Sachs Bank USA	1/3/22	$(4,698)
USD	1,046,281	ZAR	16,724,499	BNP Paribas	1/3/22	(3,264)
BRL	6,478,000	USD	1,137,190	Citibank NA	2/17/22	13,696
BRL	6,963,000	USD	1,230,908	Goldman Sachs Bank USA	2/17/22	6,143
BRL	1,109,000	USD	195,522	State Street Bank And Trust Co	2/17/22	1,504
BRL	1,733,000	USD	303,423	State Street Bank And Trust Co	2/17/22	4,463
CLP	635,826,000	USD	751,656	Goldman Sachs Bank USA	2/17/22	(10,204)
CNY	9,180,000	USD	1,432,607	Goldman Sachs Bank USA	2/17/22	6,326
CNY	6,213,000	USD	973,367	Goldman Sachs Bank USA	2/17/22	499
COP	1,138,200,000	USD	282,502	BNP Paribas	2/17/22	(3,992)
COP	2,209,900,000	USD	539,263	State Street Bank And Trust Co	2/17/22	1,484
COP	4,112,800,000	USD	1,027,686	State Street Bank And Trust Co	2/17/22	(21,313)
CZK	226,630,000	USD	10,145,719	BNP Paribas	2/17/22	183,670
CZK	108,666,000	USD	4,826,151	Citibank NA	2/17/22	126,651
CZK	26,649,000	USD	1,187,644	State Street Bank And Trust Co	2/17/22	26,970
EGP	37,557,000	USD	2,332,733	BNP Paribas	2/17/22	57,910
EUR	4,160,000	USD	4,720,947	JPMorgan Chase Bank, N.A.	2/17/22	19,397
HUF	2,092,809,000	USD	6,513,887	BNP Paribas	2/17/22	(90,916)
HUF	48,623,000	USD	151,364	Goldman Sachs Bank USA	2/17/22	(2,136)
HUF	396,776,000	USD	1,209,524	HSBC Bank USA	2/17/22	8,209
IDR	23,558,600,000	USD	1,639,429	BNP Paribas	2/17/22	7,741
IDR	22,171,900,000	USD	1,557,562	BNP Paribas	2/17/22	(7,347)
IDR	18,900,300,000	USD	1,313,433	BNP Paribas	2/17/22	8,038
IDR	18,280,400,000	USD	1,263,418	Goldman Sachs Bank USA	2/17/22	14,711
IDR	49,566,000,000	USD	3,457,932	State Street Bank And Trust Co	2/17/22	7,623
ILS	3,701,000	USD	1,171,105	Bank Of America NA	2/17/22	19,619
INR	25,968,000	USD	346,934	BNP Paribas	2/17/22	61
INR	336,910,000	USD	4,496,930	State Street Bank And Trust Co	2/17/22	4,998
MXN	20,208,000	USD	951,194	Bank Of America NA	2/17/22	28,270
MXN	24,024,000	USD	1,141,386	Bank Of America NA	2/17/22	23,037
MXN	18,764,000	USD	869,325	Brown Brothers Harriman & Co.	2/17/22	40,150
MXN	103,605,000	USD	4,898,000	Canadian Imperial Bk Commerce	2/17/22	123,643
MXN	24,537,000	USD	1,159,677	Citibank NA	2/17/22	29,610
MXN	46,933,000	USD	2,270,253	Goldman Sachs Bank USA	2/17/22	4,548
MYR	60,145,000	USD	14,291,315	Goldman Sachs Bank USA	2/17/22	117,761
MYR	1,576,000	USD	371,016	Goldman Sachs Bank USA	2/17/22	6,550
MYR	1,810,000	USD	426,284	Goldman Sachs Bank USA	2/17/22	7,342
MYR	4,872,000	USD	1,148,786	Goldman Sachs Bank USA	2/17/22	18,411
MYR	5,364,000	USD	1,270,669	Goldman Sachs Bank USA	2/17/22	14,397
PEN	5,611,000	USD	1,379,471	HSBC Bank USA	2/17/22	26,266
PHP	27,351,000	USD	539,148	Citibank NA	2/17/22	(3,806)
PLN	11,114,000	USD	2,711,101	Bank Of America NA	2/17/22	38,670
PLN	4,535,000	USD	1,107,148	Bank Of America NA	2/17/22	14,879
PLN	4,975,000	USD	1,208,425	Bank Of America NA	2/17/22	22,465
PLN	5,614,000	USD	1,364,789	Brown Brothers Harriman & Co.	2/17/22	24,199
PLN	3,912,000	USD	948,222	Citibank NA	2/17/22	19,665
PLN	56,169,000	USD	13,626,044	JPMorgan Chase Bank, N.A.	2/17/22	271,011
RON	5,320,000	USD	1,206,279	HSBC Bank USA	2/17/22	17,623
RUB	93,655,000	USD	1,241,450	BNP Paribas	2/17/22	(6,535)
RUB	28,020,000	USD	376,140	BNP Paribas	2/17/22	(6,674)
RUB	101,636,000	USD	1,351,902	BNP Paribas	2/17/22	(11,751)
RUB	142,644,000	USD	1,909,686	BNP Paribas	2/17/22	(28,812)
RUB	106,357,000	USD	1,415,800	Goldman Sachs Bank USA	2/17/22	(13,399)
RUB	137,000,000	USD	1,830,706	Goldman Sachs Bank USA	2/17/22	(24,253)
RUB	350,000,000	USD	4,686,036	JPMorgan Chase Bank, N.A.	2/17/22	(71,009)
RUB	88,000,000	USD	1,181,367	JPMorgan Chase Bank, N.A.	2/17/22	(21,017)
RUB	109,928,000	USD	1,465,359	JPMorgan Chase Bank, N.A.	2/17/22	(15,871)
RUB	89,120,000	USD	1,188,108	State Street Bank And Trust Co	2/17/22	(12,991)
THB	748,547,000	USD	22,946,009	JPMorgan Chase Bank, N.A.	2/17/22	(543,343)
THB	45,932,000	USD	1,375,210	JPMorgan Chase Bank, N.A.	2/17/22	(547)
THB	41,318,000	USD	1,232,341	JPMorgan Chase Bank, N.A.	2/17/22	4,232
THB	39,465,000	USD	1,171,446	JPMorgan Chase Bank, N.A.	2/17/22	9,671
TRY	13,276,000	USD	974,348	Citibank NA	2/17/22	(8,289)
TRY	2,319,000	USD	149,961	Citibank NA	2/17/22	18,787
USD	704,653	BRL	4,013,000	BNP Paribas	2/17/22	(8,299)
USD	566,667	BRL	3,264,000	BNP Paribas	2/17/22	(13,218)
USD	1,220,365	BRL	7,083,000	Citibank NA	2/17/22	(38,005)
USD	2,377,961	BRL	13,854,000	Citibank NA	2/17/22	(83,350)
USD	1,311,049	BRL	7,613,000	Goldman Sachs Bank USA	2/17/22	(41,481)
USD	331,295	BRL	1,896,000	JPMorgan Chase Bank, N.A.	2/17/22	(5,550)
USD	1,800,532	BRL	10,155,000	State Street Bank And Trust Co	2/17/22	(3,612)
USD	2,396,917	CNY	15,393,000	BNP Paribas	2/17/22	(15,882)
USD	860,589	COP	3,434,300,000	Citibank NA	2/17/22	20,240
USD	1,185,911	COP	4,738,900,000	Citibank NA	2/17/22	26,335
USD	1,197,448	COP	4,832,900,000	HSBC Bank USA	2/17/22	14,871
USD	1,292,172	CZK	29,100,000	Bank Of America NA	2/17/22	(34,154)
USD	1,890,024	CZK	42,866,000	Citibank NA	2/17/22	(63,731)
USD	2,354,904	CZK	53,259,000	Goldman Sachs Bank USA	2/17/22	(72,546)
USD	728,565	CZK	16,484,000	Goldman Sachs Bank USA	2/17/22	(22,746)
USD	1,158,654	CZK	26,496,000	State Street Bank And Trust Co	2/17/22	(48,987)
USD	2,378,120	EUR	2,106,000	Bank Of America NA	2/17/22	(21,679)
USD	1,194,840	EUR	1,058,000	Bank Of America NA	2/17/22	(10,757)
USD	1,125,715	EUR	996,000	Royal Bank Of Canada	2/17/22	(9,233)
USD	328,815	HUF	109,058,000	Citibank NA	2/17/22	(5,892)
USD	1,013,241	HUF	330,605,000	Citibank NA	2/17/22	(1,408)
USD	4,995,787	HUF	1,630,313,000	Citibank NA	2/17/22	(7,753)
USD	2,122,942	IDR	30,583,100,000	BNP Paribas	2/17/22	(15,367)
USD	2,322,306	IDR	33,836,000,000	BNP Paribas	2/17/22	(43,439)
USD	1,265,116	IDR	18,325,200,000	BNP Paribas	2/17/22	(16,146)
USD	1,190,191	ILS	3,701,000	Bank Of America NA	2/17/22	(533)
USD	4,793,633	INR	362,878,000	BNP Paribas	2/17/22	(55,290)
USD	2,430,916	MXN	50,945,000	BNP Paribas	2/17/22	(38,343)
USD	936,455	MXN	19,681,000	BNP Paribas	2/17/22	(17,466)
USD	1,233,260	MXN	26,909,000	Citibank NA	2/17/22	(70,995)
USD	1,737,742	MXN	37,916,000	Goldman Sachs Bank USA	2/17/22	(100,014)
USD	1,312,819	MXN	27,814,000	Goldman Sachs Bank USA	2/17/22	(35,301)
USD	2,336,900	MXN	48,262,000	State Street Bank And Trust Co	2/17/22	(2,317)
USD	1,113,283	MYR	4,727,000	Goldman Sachs Bank USA	2/17/22	(19,175)
USD	369,439	PEN	1,499,000	BNP Paribas	2/17/22	(6,109)
USD	3,399,705	PLN	14,126,000	BNP Paribas	2/17/22	(95,280)
USD	1,214,880	PLN	4,968,000	Bank Of America NA	2/17/22	(14,278)
USD	377,525	PLN	1,589,000	Citibank NA	2/17/22	(15,618)
USD	1,183,432	PLN	4,877,000	HSBC Bank USA	2/17/22	(23,211)
USD	1,276,985	RON	5,610,000	Brown Brothers Harriman & Co.	2/17/22	(13,634)
USD	1,043,722	RON	4,586,000	Citibank NA	2/17/22	(11,320)
USD	875,344	RUB	66,106,000	BNP Paribas	2/17/22	3,684
USD	1,226,555	RUB	93,672,000	Citibank NA	2/17/22	(8,584)
USD	619,802	RUB	46,048,000	JPMorgan Chase Bank, N.A.	2/17/22	12,623
USD	455,149	RUB	34,473,000	State Street Bank And Trust Co	2/17/22	595
USD	1,152,026	THB	38,909,000	JPMorgan Chase Bank, N.A.	2/17/22	(12,450)
USD	3,526,924	THB	118,681,000	JPMorgan Chase Bank, N.A.	2/17/22	(24,985)
USD	205,494	TRY	2,319,000	Goldman Sachs Bank USA	2/17/22	36,747
USD	430,029	ZAR	6,876,000	BNP Paribas	2/17/22	1,203
USD	2,152,911	ZAR	34,496,000	Bank Of America NA	2/17/22	1,546
USD	1,191,528	ZAR	19,001,000	Goldman Sachs Bank USA	2/17/22	6,518
USD	860,731	ZAR	14,042,000	HSBC Bank USA	2/17/22	(15,007)
ZAR	17,611,000	USD	1,095,030	BNP Paribas	2/17/22	3,291
ZAR	2,527,000	USD	160,437	Brown Brothers Harriman & Co.	2/17/22	(2,839)
ZAR	1,834,000	USD	114,607	Canadian Imperial Bk Commerce	2/17/22	(228)
ZAR	8,000,000	USD	498,224	Goldman Sachs Bank USA	2/17/22	702
ZAR	22,281,000	USD	1,403,008	Goldman Sachs Bank USA	2/17/22	(13,439)
ZAR	37,522,000	USD	2,318,820	JPMorgan Chase Bank, N.A.	2/17/22	21,263
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(541,300)
					Unrealized Appreciation	1,550,518
					Unrealized Depreciation	(2,091,818)

For the period, the average contract value for forward foreign currency contracts was $211,221,745. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Currency Abbreviations

BRL – Brazilian real

CLP – Chilean peso

CNY – Chinese yuan

COP – Colombian peso

CZK – Czech koruna

DOP – Dominican Republic peso

EGP – Egyptian pound

EUR – European Monetary Unit

HUF – Hungarian forint

IDR – Indonesian rupiah

ILS – Israeli shekel

INR – Indian rupee

KZT – Kazakhstan tenge

MXN – Mexican peso

MYR – Malyasian ringgit

PEN – Peruvian new sol

PHP – Philippine peso

PLN – Polish zloty

RON – Romanian leu (new)

RUB – Russian ruble

THB – Thai baht

TRY – Turkish Lira

UAH – Ukrainian hryvnia

USD – United States dollar

UYU – Uruguay peso

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,100,767 or 0.2% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$68,228,613	$251,161,456	$264,940,999	$29,531	$2,105	$--	$54,451,175	0.1%
Total	$68,228,613	$251,161,456	$264,940,999	$29,531	$2,105	$--	$54,451,175

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Foreign Government and Government Agency Obligations	$416,723,947	$--	$416,723,947	$--
Supranational Obligations	4,870,556	--	3,777,143	1,093,413
Money Market Funds	54,451,175	54,451,175	--	--
Total Investments in Securities:	$476,045,678	$54,451,175	$420,501,090	$1,093,413
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$1,550,518	$--	$1,550,518	$--
Total Assets	$1,550,518	$--	$1,550,518	$--
Liabilities
Forward Foreign Currency Contracts	$(2,091,818)	$--	$(2,091,818)	$--
Total Liabilities	$(2,091,818)	$--	$(2,091,818)	$--
Total Derivatives Instruments:	$(541,300)	$--	$(541,300)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Foreign Exchange Risk
Forward Foreign Currency Contracts(a)	$1,550,518	$(2,091,818)
Total Foreign Exchange Risk	1,550,518	(2,091,818)
Total Value of Derivatives	$1,550,518	$(2,091,818)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	6.1%
BBB	17.0%
BB	13.0%
Not Rated	51.1%
Short-Term Investments and Net Other Assets	12.8%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Emerging Markets Debt Local Currency Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $446,968,877)	$421,594,503
Fidelity Central Funds (cost $54,451,175)	54,451,175
Total Investment in Securities (cost $501,420,052)		$476,045,678
Segregated cash with brokers for derivative instruments		770,000
Foreign currency held at value (cost $3,277,420)		3,295,853
Unrealized appreciation on forward foreign currency contracts		1,550,518
Receivable for fund shares sold		33,650
Interest receivable		6,528,121
Distributions receivable from Fidelity Central Funds		3,204
Total assets		488,227,024
Liabilities
Unrealized depreciation on forward foreign currency contracts	$2,091,818
Payable for fund shares redeemed	2,759,011
Accrued management fee	1,313
Other payables and accrued expenses	66,277
Total liabilities		4,918,419
Net Assets		$483,308,605
Net Assets consist of:
Paid in capital		$517,481,633
Total accumulated earnings (loss)		(34,173,028)
Net Assets		$483,308,605
Net Asset Value, offering price and redemption price per share ($483,308,605 ÷ 51,239,082 shares)		$9.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Interest		$21,681,526
Income from Fidelity Central Funds		29,531
Income before foreign taxes withheld		21,711,057
Less foreign taxes withheld		(969,870)
Total income		20,741,187
Expenses
Custodian fees and expenses	$122,970
Independent trustees' fees and expenses	1,672
Total expenses before reductions	124,642
Expense reductions	(108,644)
Total expenses after reductions		15,998
Net investment income (loss)		20,725,189
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $58,516)	(7,662,615)
Fidelity Central Funds	2,105
Forward foreign currency contracts	(1,013,408)
Foreign currency transactions	(735,999)
Swaps	1,857
Total net realized gain (loss)		(9,408,060)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $22,335)	(53,404,944)
Forward foreign currency contracts	(420,626)
Assets and liabilities in foreign currencies	(394,217)
Total change in net unrealized appreciation (depreciation)		(54,219,787)
Net gain (loss)		(63,627,847)
Net increase (decrease) in net assets resulting from operations		$(42,902,658)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	For the period October 30, 2020 (commencement of operations) through December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,725,189	$2,844,777
Net realized gain (loss)	(9,408,060)	3,072,685
Change in net unrealized appreciation (depreciation)	(54,219,787)	28,156,694
Net increase (decrease) in net assets resulting from operations	(42,902,658)	34,074,156
Distributions to shareholders	(22,490,689)	(2,835,380)
Share transactions
Proceeds from sales of shares	102,412,761	463,346,142
Reinvestment of distributions	22,490,402	2,835,370
Cost of shares redeemed	(68,949,646)	(4,671,853)
Net increase (decrease) in net assets resulting from share transactions	55,953,517	461,509,659
Total increase (decrease) in net assets	(9,439,830)	492,748,435
Net Assets
Beginning of period	492,748,435	–
End of period	$483,308,605	$492,748,435
Other Information
Shares
Sold	10,055,460	45,757,077
Issued in reinvestment of distributions	2,338,709	264,740
Redeemed	(6,737,856)	(439,048)
Net increase (decrease)	5,656,313	45,582,769

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Emerging Markets Debt Local Currency Fund

Years ended December 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.81	$10.00
Income from Investment Operations
Net investment income (loss)B	.439	.067
Net realized and unrealized gain (loss)	(1.358)	.806
Total from investment operations	(.919)	.873
Distributions from net investment income	(.456)	(.063)
Distributions from net realized gain	(.005)	–
Total distributions	(.461)	(.063)
Net asset value, end of period	$9.43	$10.81
Total ReturnC,D	(8.56)%	8.74%
Ratios to Average Net AssetsE,F
Expenses before reductions	.03%	.04%G
Expenses net of fee waivers, if any	- %H	- %G,H
Expenses net of all reductions	- %H	- %G,H
Net investment income (loss)	4.31%	3.69%G
Supplemental Data
Net assets, end of period (000 omitted)	$483,309	$492,748
Portfolio turnover rateI	65%	17%J

 A For the period October 30, 2020 (commencement of operations) through December 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2021

1. Organization.

Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund are non-diversified funds of Fidelity Hastings Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company LLC (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and supranational obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Funds invest a significant portion of their assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2021 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2021, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Series Emerging Markets Debt Local Currency Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Series Emerging Markets Debt Fund	$1,487,802,121	$50,739,713	$(113,665,137)	$(62,925,424)
Fidelity Series Emerging Markets Debt Local Currency Fund	503,311,569	5,407,406	(33,081,743)	(27,674,337)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Series Emerging Markets Debt Fund	$(85,675,151)	$(62,937,718)
Fidelity Series Emerging Markets Debt Local Currency Fund	(4,101,905)	(28,675,562)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryfoward
Fidelity Series Emerging Markets Debt Fund	$(13,730,536)	$(71,944,615)	$(85,675,151)
Fidelity Series Emerging Markets Debt Local Currency Fund	(3,485,070)	(616,835)	(4,101,905)

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period November 1, 2021 to December 31, 2021. Loss deferrals were as follows:

Ordinary losses
Fidelity Series Emerging Markets Debt Local Currency Fund	$1,373,226

The tax character of distributions paid was as follows:

December 31, 2021
	Ordinary Income	Total
Fidelity Series Emerging Markets Debt Fund	$65,337,661	$65,337,661
Fidelity Series Emerging Markets Debt Local Currency Fund	22,490,689	22,490,689

December 31, 2020
	Ordinary Income	Total
Fidelity Series Emerging Markets Debt Fund	$72,323,958	$72,323,958
Fidelity Series Emerging Markets Debt Local Currency Fund(a)	2,835,380	2,835,380

 (a) For the period October 30, 2020 (commencement of operations) through December 31, 2020.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, the Funds attempt to reduce their exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Funds the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Funds receive collateral in the form of cash or securities once each Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Funds' custodian bank in accordance with the collateral agreements entered into between the Funds, the counterparty and the Funds' custodian bank. The Funds could experience delays and costs in gaining access to the collateral even though it is held by the Funds' custodian bank. The Funds' maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the applicable Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Series Emerging Markets Debt Local Currency Fund
Credit Risk
Swaps	$1,857	$–
Total Credit Risk	$1,857	$–
Foreign Exchange Risk
Forward Foreign Currency Contracts	$(1,013,408)	$(420,626)
Total Foreign Exchange Risk	$(1,013,408)	$(420,626)
Totals	$(1,011,551)	$(420,626)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Funds used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Funds realize a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Emerging Markets Debt Fund	538,776,322	391,318,746
Fidelity Series Emerging Markets Debt Local Currency Fund	338,975,158	272,481,956

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Fidelity Series Emerging Markets Debt Local Currency Fund	3,521

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pre-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Series Emerging Markets Debt Local Currency Fund	.003%	$108,530

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Series Emerging Markets Debt Fund	$243
Fidelity Series Emerging Markets Debt Local Currency Fund	114

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

10. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Hastings Street Trust and Shareholders of each of the two funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (two of the funds constituting Fidelity Hastings Street Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of operation	Statements of changes in net assets	Financial highlights
Fidelity Series Emerging Markets Debt Fund	For the year ended December 31, 2021	For the years ended December 31, 2021 and 2020	For each of the five years in the period ended December 31, 2021
Fidelity Series Emerging Markets Debt Local Currency Fund	For the year ended December 31, 2021	For the year ended December 31, 2021, and for the period October 30, 2020 (commencement of operations) through December 31, 2020	For the year ended December 31, 2021, and for the period October 30, 2020 (commencement of operations) through December 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 15, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 314 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bettina Doulton (1964)

Year of Election or Appointment: 2020

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Thomas P. Bostick (1956)

Year of Election or Appointment: 2021

Trustee

Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and Managing Partner, Sustainability, of Ridge-Lane Limited Partners (strategic advisory and venture development, 2016-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of NYC Leadership Academy (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Oscar Munoz (1959)

Year of Election or Appointment: 2021

Trustee

Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Investment Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period-B July 1, 2021 to December 31, 2021
Fidelity Series Emerging Markets Debt Fund	- %-C
Actual		$1,000.00	$995.60	$--D
Hypothetical -E		$1,000.00	$1,025.21	$--D
Fidelity Series Emerging Markets Debt Local Currency Fund	- %-C
Actual		$1,000.00	$945.50	$--D
Hypothetical -E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Series Emerging Markets Debt Fund	0.03%

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2020 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Series Emerging Markets Debt Fund	$149,366,392
Fidelity Series Emerging Markets Debt Local Currency Fund	$2,835,380

The funds will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

SED-ANN-0322
1.924250.110

Item 2.

Code of Ethics

As of the end of the period, December 31, 2021, Fidelity Hastings Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund (the “Funds”):

Services Billed by PwC

December 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Emerging Markets Debt Fund	$48,900	$4,800	$9,000	$1,500

Fidelity Series Emerging Markets Debt Local Currency Fund	$47,400	$4,700	$9,000	$1,500

December 31, 2020 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Emerging Markets Debt Fund	$50,900	$4,500	$9,000	$1,800

Fidelity Series Emerging Markets Debt Local Currency Fund	$34,600	$700	$9,000	$300

A Amounts may reflect rounding.

B Fidelity Series Emerging Markets Debt Local Currency Fund commenced operations on October 30, 2020.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	December 31, 2021A	December 31, 2020A,B
Audit-Related Fees	$8,522,600	$9,377,400
Tax Fees	$354,200	$30,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series Emerging Markets Debt Local Currency Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2021A	December 31, 2020A,B
PwC	$14,150,000	$14,567,600

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series Emerging Markets Debt Local Currency Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 18, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 18, 2022